American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

LIFE SCIENCES FUND * TECHNOLOGY FUND

Supplement dated February 3, 2003 * Prospectus dated April 1, 2002
                                    (Investor Class, Institutional Class,
                                    Advisor Class and C Class)

The following replaces the fourth bullet point under Fees and Expenses on page 5 of the C Class prospectus.

      * to redeem your shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following replaces footnote 1 to the Shareholder fees chart on page 5 of the
C Class prospectus.

      (1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% during the first year after purchase and is eliminated thereafter.

The first chart under the heading Example on page 5 of the C Class prospectus is deleted. The sentence immediately following it is also deleted.

The following is added after the fifth paragraph under the heading How does the fund pursue its investment objective? on page 7 and page 10 of the Investor
Class prospectus, Institutional Class prospectus and Advisor Class prospectus, and page 6 and page 9 of the C Class prospectus.

      The managers may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

The following is added immediately before the last paragraph under the heading
What are the principal risks of investing in the fund? on page 9 and page 12 of the Investor Class prospectus, Institutional Class prospectus and Advisor Class prospectus, and page 8 and page 11 of the C Class prospectus.

      Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The following paragraph replaces the Minimum Initial Investment Amounts chart on page 14 of the C Class prospectus.

      To open an account, the minimum initial investments are $2,000 for a
      Coverdell Education Savings Account (CESA, formerly an Education IRA), and
      $2,500 for all other accounts. Purchase orders for C Class shares are limited to amounts less than $1,000,000.

The following replaces the first paragraph under Redemptions on page 15 of the C
Class prospectus.

      If you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

The following sections are inserted immediately following the section Redemption of Shares in Low-Balance Accounts on page 16 of the C Class prospectus.

     Calculation of CDSC

     C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

     The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

     To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next.  For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

     CDSC Waivers

     Any applicable contingent deferred sales charge may be waived in the following cases:

     * redemptions through systematic withdrawal plans not exceeding 12%
       annually of the lesser of the original purchase cost or current market value

     * distributions from IRAs due to attainment of age 59-1/2

     * required minimum distributions from retirement accounts upon reaching age
       70-1/2

     * tax-free returns of excess contributions to IRAs

     * redemptions due to death or post-purchase disability

     * exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

     * if no broker was compensated for the sale

The section Contingent Deferred Sales Charge on page 20 of the C Class prospectus is deleted.

SH-SPL-33221   0302

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GLOBAL GROWTH FUND * EMERGING MARKETS FUND

Supplement dated February 3, 2003 * Prospectus dated April 1, 2002
                                    Revised December 20, 2002
                                    (C Class)

The following replaces the fourth bullet point under Fees and Expenses on page 5 of the C Class prospectus.

      * to redeem your shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following replaces footnote 1 to the Shareholder fees chart on page 5 of the
C Class prospectus.

      (1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% during the first year after purchase and is eliminated thereafter.

The first chart under the heading Example on page 6 of the C Class prospectus is deleted. The sentence immediately following it is also deleted.

The following paragraph replaces the Minimum Initial Investment Amounts chart on page 12 of the C Class prospectus.

      To open an account, the minimum initial investments are $2,000 for a
      Coverdell Education Savings Account (CESA, formerly an Education IRA), and
      $2,500 for all other accounts. Purchase orders for C Class shares are limited to amounts less than $1,000,000.

The following replaces the first paragraph under Redemptions on page 13 of the C
Class prospectus.

      If you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

The following sections are inserted immediately following the section Redemption of Shares in Low-Balance Accounts on page 14 of the C Class prospectus.

      Calculation of CDSC

      C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

      The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

      To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

     CDSC Waivers

     Any applicable contingent deferred sales charge may be waived in the following cases:

     * redemptions through systematic withdrawal plans not exceeding 12%
       annually of the lesser of the original purchase cost or current market value

     * distributions from IRAs due to attainment of age 59-1/2

     * required minimum distributions from retirement accounts upon reaching age
       70-1/2

     * tax-free returns of excess contributions to IRAs

     * redemptions due to death or post-purchase disability

     * exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

     * if no broker was compensated for the sale

The section Contingent Deferred Sales Charge on page 18 of the C Class prospectus is deleted.

SH-SPL-33224   0302